Asset Retirement Obligations - Information Related to Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Beginning Balance	$ 206,234	$ 204,327	$ 200,831
Additions to asset retirement obligations	4,562	1,680	1,238
Accretion expense	1,069	4,845	5,262
Liabilities settled	(1,605)	(4,618)	(3,004)
Ending Balance	$ 210,260	$ 206,234	$ 204,327